CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Share capital	$ 4,817,126	$ 4,106,207
Working capital deficiency	$ (917,738)